Subsequent Events	9 Months Ended
Sep. 30, 2022
Subsequent Events [Abstract]
Subsequent Events
Note 10 — Subsequent Events
On October 18, 2022, the Company entered into additional subscription agreements (the “Subscription Agreements”) with certain accredited investors (collectively, the “Additional PIPE Investors”), pursuant to which, among other things, the Company agreed to issue and sell, in a private placement to close immediately prior to the closing of the Merger, an aggregate of 5,500,000 shares of Class A common stock at a purchase price of $10.00 per share to the Additional PIPE Investors.
The Company evaluated subsequent events and transactions that occurred up to the date the unaudited condensed financial statements were issued. Based upon this review and except in the case of the foregoing, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.
Note 11 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred up to the date financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On March 8, 2022, the Company entered into the Merger Agreement with Merger Sub and LanzaTech. The transactions contemplated by the Merger Agreement are referred to herein as the “Business Combination.” The time of the closing of the Business Combination is referred to herein as the “Closing.” The date of the Closing of the Business Combination is referred to herein as the “Closing Date.”
Proposed Business Combination
If the Business Combination is approved by the Company’s stockholders and LanzaTech’s stockholders, and the closing conditions in the Merger Agreement are satisfied or waived, then, among other things, upon the terms and subject to the conditions of the Merger Agreement and in accordance with Delaware General Corporation Law, Merger Sub will merge with and into LanzaTech, with LanzaTech surviving the merger as the Company’s wholly owned subsidiary (the “Merger”). In connection with the consummation of the Merger, the Company will be renamed “LanzaTech Global, Inc.” and is referred to herein as “New LanzaTech” as of the time following such change of name.
Under the Merger Agreement, the Company has agreed to acquire all of the outstanding equity interests of LanzaTech for consideration consisting of equity interests of New LanzaTech valued at $1,817,000,000 in the aggregate. The consideration to be paid to holders of shares of LanzaTech capital stock will be shares of common stock of New LanzaTech (“New LanzaTech Common Stock”), valued at $10.00 per share, to be paid at the closing of the Merger. The number of shares of New LanzaTech Common Stock payable in the Merger in respect of each share of LanzaTech capital stock (each, a “LanzaTech Share”) will be determined based on the exchange ratio (the “Exchange Ratio”), and certain corresponding adjustments, in each case as set forth in the Merger Agreement.
Pursuant to the Merger Agreement, at Closing: (i) each warrant to purchase LanzaTech Shares (each, a “LanzaTech Warrant”) that is outstanding and unexercised immediately prior to Closing and would automatically be exercised or exchanged in full in accordance with its terms by virtue of the occurrence of the Merger, will be so automatically exercised or exchanged in full for the applicable LanzaTech Shares, and each such LanzaTech Share will be treated as being issued and outstanding immediately prior to Closing and will be canceled and converted into the right to receive the applicable shares of New LanzaTech Common Stock; and (ii) each LanzaTech Warrant that is outstanding and unexercised immediately prior to the Closing and is not automatically exercised in full as described in clause (i) will be converted into a warrant to purchase shares of New LanzaTech Common Stock, in which case (a) the number of shares underlying such New LanzaTech warrant (each, a “New LanzaTech Warrant”) will be determined by multiplying the number of LanzaTech Shares subject to such warrant immediately prior to Closing, by the Exchange Ratio and (b) the per share exercise price of such New LanzaTech Warrant will be determined by dividing the per share exercise price of such LanzaTech Warrant immediately prior to the Effective Time by the Exchange Ratio, except that in the case of certain warrants specified in the Merger Agreement, such exercise price will be $10.00.
Pursuant to the Merger Agreement, at Closing, each option to purchase LanzaTech Shares (each, a “LanzaTech Option”) will be converted into an option to purchase a number of shares of New LanzaTech Common Stock (rounded down to the nearest whole share) equal to the product of (i) the number of LanzaTech Shares subject to such LanzaTech Option multiplied by (ii) the Exchange Ratio. The exercise price of such New LanzaTech option will be equal to the quotient of (a) the exercise price per share of such LanzaTech Option in effect immediately prior to the Effective Time divided by (b) the Exchange Ratio (and as so determined, this exercise price will be rounded up to the nearest full cent).
Pursuant to the Merger Agreement, at Closing, each award of restricted shares of LanzaTech common stock (each, a “LanzaTech RSA”) that is outstanding immediately prior to the Effective Time will be converted into an award of restricted shares of New LanzaTech Common Stock (each, a “New LanzaTech RSA”) on the same terms and conditions as were applicable to such LanzaTech RSA immediately prior to the Effective Time, except that such New LanzaTech RSA will relate to a number of shares of New LanzaTech Common Stock equal to the number of LanzaTech Shares subject to such LanzaTech RSA, multiplied by the Exchange Ratio.
The closing of the Merger is subject to certain customary conditions, including, among others, (i) adoption by AMCI’s stockholders and LanzaTech’s stockholders of the Merger Agreement and their approval of certain other actions related to the Business Combination, (ii) the expiration or termination of the waiting period (or any extension thereof) applicable to the transactions contemplated by the Merger Agreement and any ancillary agreements, in each case under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, (iii) the effectiveness of a registration statement on Form S-4 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “Securities Act”) with respect to the shares of New LanzaTech Common Stock to be paid as consideration in the Merger, (iv) there being no government order or law enjoining, prohibiting or making illegal the consummation of the Merger or the transactions contemplated by the Merger Agreement, (v) AMCI having at least $5,000,001 of net tangible assets (as determined in accordance with Rule 3a51-1(g)(1) under the Exchange Act) after giving effect to any payments required to be made in connection with the redemption of AMCI’s public shares and the proceeds from the Subscription Agreements described below, (vi) AMCI having at least $230,000,000 of cash at the closing of the Merger, consisting of cash held in AMCI’s trust account after taking into account any redemption of AMCI’s public shares, and the proceeds from the Subscription Agreements described below, net of transaction expenses of AMCI and LanzaTech, and (vii) the listing on Nasdaq of the shares of New LanzaTech Common Stock issued in connection with the Business Combination.
Subsequent Events
The Company has evaluated events occurring subsequent to September 30, 2022 through December 12, 2022, the date the condensed consolidated financial statements were available to be issued. The Company has identified two transactions with BGTF LT Aggregator LP (“Brookfield”), an affiliate of Brookfield Asset Management Inc, and a transaction with LanzaJet, described as follows:
Brookfield Framework Agreement
On October 2, 2022, LanzaTech entered into a framework agreement with Brookfield (the “Brookfield Framework Agreement”). Under such agreement, LanzaTech agreed to exclusively offer Brookfield the opportunity to acquire or invest in certain projects to construct commercial production facilities employing carbon capture and transformation technology in the U.S., the European Union, the United Kingdom, Canada or Mexico for which LanzaTech is solely or jointly responsible for obtaining or providing equity financing, subject to certain exceptions. LanzaTech agreed to present Brookfield with projects that over the term of the agreement require equity funding of at least $500,000,000 in the aggregate. With respect to projects acquired by Brookfield, LanzaTech is entitled to a percentage of free cash flow generated by such projects determined in accordance with a hurdle-based return waterfall. Brookfield has no obligation under the Brookfield Framework Agreement to invest in any of the projects.
Brookfield SAFE
On October 2, 2022, LanzaTech entered into a Simple Agreement for Future Equity (the “Brookfield SAFE”) with Brookfield. Under the Brookfield SAFE, LanzaTech agreed to issue to Brookfield the right to certain shares of its capital stock, the issuance of which is conditional upon LanzaTech obtaining certain necessary stockholder approvals and waivers, in exchange for the payment of $50,000,000 (the “Initial Purchase Amount”). On the fifth anniversary of the Brookfield SAFE, LanzaTech will repay in cash any remaining unconverted portion of the Initial Purchase Amount (the “Remaining Amount”) less any Non-Repayable Amount (as described below), plus interest in the high single digits, compounded annually. Brookfield has the option to extend the repayment date to the tenth anniversary of the date of the Brookfield SAFE if certain events do not occur.
Following the first of either (a) a transaction with the principal purpose of raising capital, pursuant to which LanzaTech issues and sells preferred stock at a fixed valuation (an “Equity Financing”), or (b) the completion of an initial public offering, a direct listing, or a merger of LanzaTech with a special purpose acquisition company, which includes the Business Combination (such a merger, a “de-SPAC Transaction” and such event described in (b), a “Liquidity Event”), Brookfield may, at any time at its option, convert all or a portion of the Initial Purchase Amount less any amount that has already been converted or repaid into shares of LanzaTech capital stock or, in the case of a de-SPAC Transaction, shares of common stock of the surviving public company in such de-SPAC Transaction (including, in the case of the Business Combination, New LanzaTech Common Stock).
For each $50,000,000 of aggregate equity funding required for qualifying projects acquired by Brookfield in accordance with the Brookfield Framework Agreement, the Remaining Amount will be reduced by $5,000,000 (such cumulative reductions the “Non-Repayable Amount”). Upon the first Equity Financing or Liquidity Event, the Non-Repayable Amount would convert automatically into shares of LanzaTech capital stock or, in the case of a de-SPAC Transaction, shares of common stock of the surviving public company in such de-SPAC Transaction (including, in the case of the Business Combination, New LanzaTech Common Stock), and thereafter, the Non-Repayable Amount will convert automatically on an as accrued basis.
LanzaJet Shareholder Loan
On November 9, 2022, the Company and the other LanzaJet shareholders entered into a Note Purchase Agreement (the “Note Purchase Agreement”), pursuant to which LanzaJet Freedom Pines Fuels LLC (“FPF”), a wholly owned subsidiary of LanzaJet, will issue, from time to time, notes in an aggregate principal amount of up to $147.0 million (the “Notes”), comprised of approximately $113.5 million aggregate principal amount of 6.00% Senior Secured Notes due December 31, 2043 and $33.5 million aggregate principal amount of 6.00% Subordinated Secured Notes due December 31, 2043. The Company has committed to purchase $5.5 million of Subordinated Secured Notes in a funding scheduled to occur on May 1, 2023. The Senior Secured Notes are secured by a security interest over substantially all assets of FPF, and both the Senior Secured Notes and the Subordinated Secured Notes are secured by a security interest over all intellectual property owned or in-licensed by LanzaJet. LanzaJet also provides a guarantee of any costs and expenses required to complete the LanzaJet Freedom Pines Demonstration Facility and achieve commercial operation.
Each purchaser of Notes under the Note Purchase Agreement is also entitled to receive a warrant for the right to purchase 575 shares of common stock of LanzaJet for each $10,000 of Notes purchased by such purchaser (which, in the case of the Company, will be equal to a right to purchase 316,250 shares of common stock of LanzaJet).
The LanzaJet Note Purchase Agreement may be amended with the approval of holders of FPF and all holders of the LanzaJet Notes. Upon an event of default under the Note Purchase Agreement, each purchaser may accelerate its own Notes. Enforcement against the collateral securing the Notes requires the approval of certain holders as specified in the Notes.
Amended Merger Agreement
The Merger Agreement was amended on December 7, 2022, to provide for, among other things, (i) the inclusion of the aggregate net proceeds from each of the AM SAFE Note and Brookfield SAFE in the Acquiror Closing Cash Amount, (ii) the reduction of the Minimum Closing Cash Condition from $250,000,000 to $230,000,000, (iii) the clarification that, to the extent that the Brookfield SAFE remains unexercised at Closing, it will be assumed by AMCI, remain in effect on the same terms and conditions as are in effect prior to the Closing and thereafter entitle the holder thereof to be issued shares of common stock in AMCI after the Closing, (iv) the clarification that, in the event that it becomes reasonably apparent to the parties that the Acquiror Closing Cash Amount will be less than the Minimum Closing Cash Condition, AMCI will use commercially reasonable efforts to enter into non-redemption agreements, or similar agreements, as may be necessary to satisfy the Minimum Closing Cash Condition, (v) the extension of the outside date applicable to the Closing from December 7, 2022 to February 28, 2023 and (vi) the elimination of LanzaTech's right to terminate the agreement in the event that we fail to, on or prior to July 7, 2022, enter into one or more additional subscription agreements or non-redemption agreements as a result of which the sum of the PIPE Investment Amount (including net proceeds under the AM SAFE Note to LanzaTech) and the aggregate number of shares of Class A common stock subject to non-redemption agreements multiplied by $10.00, minus certain transaction expenses and other liabilities at Closing, would be equal to at least the Minimum Closing Cash Condition.
Subsequent Events
The Company has evaluated events occurring subsequent to December 31, 2021 through May 9, 2022, the date the consolidated financial statements were available to be issued. The Company is not aware of any significant or material subsequent event that would require disclosure.
Proposed Merger
On March 8, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with AMCI Acquisition Corp. II, a Delaware corporation (“AMCI”) and AMCI Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of AMCI (“Merger Sub”). Under the Merger Agreement, Merger Sub will merge with and into LanzaTech, with LanzaTech surviving the Merger as a wholly-owned subsidiary of AMCI (“the Merger”). In connection with the Merger, AMCI will be renamed LanzaTech Global, Inc (“New LanzaTech”). AMCI has agreed to acquire all of the outstanding equity interests of LanzaTech for consideration consisting of an equity interest of New LanzaTech valued at approximately $1.8 billion. Completion of the transaction is subject to certain customary regulatory consents and approval by stockholders of AMCI and the Company.
In connection with the Merger Agreement, on March 8, 2022, AMCI entered into subscription agreements with certain investors pursuant to which AMCI agreed to issue and sell a private placement to close immediately prior to the Merger.